2. GOING CONCERN (Details Narrative)- annual (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Annual Member	Dec. 31, 2012 Annual Member
Net Loss	$ (379,011)	$ (534,887)	$ 2,008,101	$ 888,022
Loans in default, due to stockholder	$ 50,000		$ 50,000